Members' Equity	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Members' Equity
Members' Equity
Note 4:                      Members' Equity

At June 30, 2011 and September 30, 2010 outstanding member units were:

A Units	8,805
B Units	3,334
C Units	1,000

The Series A, B and C unit holders all vote on certain matters with equal rights.  The Series C unit holder, as a group, has the right to elect one Board member.  The Series B unit holder has the right to elect the number of Board members that bears the same

Note 4:  Members' Equity

The Company approved and issued 687 Series A and one Series B membership units at $6,000 per unit for proceeds totaling $4,128,000.  The offering was closed in November 2006 with the issuance of 7,313 Series A membership units, 3,333 Series B membership units and 1,000 Series C membership units for total proceeds of $69,876,000.  In May 2007, 25 Series A membership units were issued to a development group for its efforts to develop the project.  Additionally, in May 2007, 135 Series A membership units were issued to a related party for its organizational services.

At September 30, 2010 and September 30, 2009 outstanding member units were:

A Units	8,805
B Units	3,334
C Units	1,000

The Series A, B and C unit holders all vote on certain matters with equal rights.  The Series C unit holders as a group have the right to elect one Board member.  The Series B unit holders as a group have the right to elect the number of Board members which bears the same proportion to the total number of Directors in relation to Series B outstanding units to total outstanding units.  Series A unit holders as a group have the right to elect the remaining number of Directors not elected by the Series C and B unit holders.

On March 7, 2008, the Company obtained a bridge loan in the maximum principal amount of $36,000,000 (the "Bridge Loan") which has no outstanding balance as of September 30, 2010.  The Company entered into a Series C Unit Issuance Agreement (the "Series C Agreement") with ICM, Inc. ("ICM") in connection with ICM's provision of a letter of credit ("LC") to secure the Company's repayment of the Bridge Loan.  Under the Series C Agreement, the Company agreed to pay ICM a fee for its issuance of the LC equal to 6% per annum of the undrawn face amount of the LC.  In the event that the LC or ICM makes any payment to Commerce Bank, N.A. (the "Bridge Lender") that reduces amounts owed by the Company under the Bridge Loan (each, a "Bridge Loan Payment"), the Series C Agreement provided that the Company immediately reimburse ICM for the amount of such Bridge Loan Payment by issuing Class C Units to ICM.

As of December 31, 2009, the Company had a bridge loan in the principal amount of $8,650,500 (the "Bridge Loan") from Commerce Bank, N.A. (the "Bridge Lender"), which matured on June 15, 2010.  In connection with the maturity of the Bridge Loan, we entered into a Loan Satisfaction Agreement ("Loan Satisfaction Agreement") with the Bridge Lender and ICM, whereby ICM agreed to pay the Bridge Lender $8,773,300 in full satisfaction of all principal, accrued interest, and other fees and expenses under the Bridge Loan (the "Payoff Amount").  Upon payment of the Payoff Amount, we issued a Negotiable Subordinated Term Loan Note to ICM (the "ICM Term Note").  The ICM Term Note is convertible at the option of ICM into Series C Units at a conversion price of $3,000 per unit.  The initial principal amount of the ICM Term Note is equal to approximately $9,970,000, which is comprised of the Payoff Amount plus $1,196,516, the amount due to ICM under Section 4(d) of the Series C Unit Issuance Agreement, dated March 7, 2008, by and between ICM and us (as amended from time to time, the "Series C Agreement").  This amount represented a fee to ICM for providing credit support for the Bridge Loan.

Additionally, to induce ICM to agree to the ICM Term Note, the Company entered into an equity matters agreement with ICM (the "ICM Equity Agreement"), whereby ICM will (i) retain preemptive rights to purchase new securities in us and (ii) receive twenty-four percent (24%) of the proceeds received by us from a sale or issuance of membership interests or other equity interests or debt securities during such time as ICM holds Series C Units acquired upon exercise of the conversion rights granted under the ICM Term Note.  Further, upon execution of the ICM Equity Agreement, the Series C Agreement was terminated.

Bunge N.A. Holdings Inc. ("Holdings") extended to the Company a Subordinated Term Note (the "Term Note") in favor of Holdings effective August 26, 2009 in the amount of approximately $27,107,000 and a Subordinated Revolving Credit Note (the "Revolving Note") in the amount of $2,000,000.  The Term Note was previously used to reduce the Bridge Loan in a corresponding amount.  Holdings, at its option, may convert the Term Note to Series U Units of the Company at a per unit price of $3,000 in satisfaction of any outstanding principal balance due to Holdings by the Company pursuant to the Term Note.

The Revolving Note is in the amount of $10,000,000 with the aggregate principal amount not to exceed $3,750,000 without Holdings consent.  As a result of issuance of the Term Note and Revolving Note, a prior agreement with Bunge whereby Bunge would receive Series E Units in connection with any payments made to reduce the Bridge Loan on behalf of the Company was terminated.

In connection with the ICM transaction as described above, the Company agreed to amend and restate the Term Note with Holdings, by issuing a Subordinated Term Loan Note to Holdings, to increase the principal amount of such note to $28,106,579 (representing outstanding principal plus accrued interest through the most recent interest payment date) and to amend Holding's right to proceeds from a sale or issuance of membership interests or other equity interests or debt securities during such time as Holdings holds Series U Units (the "Holdings Term Note").

The Holdings Term Note is convertible at the option of Holdings into Series U Units at a conversion price of $3,000 per unit.  Additionally, we amended that certain Bunge Agreement – Equity Matters Agreement with Holdings, dated August 26, 2009, by executing the First Amendment to Bunge Agreement -- Equity Matters (as amended, the "Bunge Equity Agreement") in order to maintain consistency of terms taking into account the amendments to the Holdings Term Note and ICM Loan Satisfaction Agreement.